Restricted Cash (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash (Textual)
Notes payable	$ 1,377,106	$ 1,414,232
Non-cancellable letters of credit outstanding	97,200	0
Restricted cash - non-current	$ 500,000